Borrowings and financial liabilities - Issuance of convertible notes to ATLAS 2021 Atlas Contract (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€) item tranche	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 19, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Borrowings and financial liabilities
Amount of agreement	€ 32,000,000	€ 24,000,000		€ 10,000,000
Number of Tranche for Issue of Notes | tranche	8
Principal amount of loan	€ 4,000,000		€ 15,000,000		€ 9,000,000
Bonds converted to new shares	1,280	224,000,000	376,000
Percentage of Cash Reimbursement of Principal			110.00%
Par Value Of Each Ornane			€ 10,000
Valuation input			0.96